Intangible assets (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 966,724
Balance at the end	885,400	$ 966,724
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	772,473
Balance at the end	720,720	772,473
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	64,155
Balance at the end	56,885	64,155
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	69,486
Balance at the end	58,351	69,486
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	47,365
Balance at the end	38,345	47,365
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	13,245
Balance at the end	11,099	13,245
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,345,371	1,333,547
Currency translation	(1,298)	11,824
Balance at the end	1,344,073	1,345,371
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,035,070	1,035,070
Balance at the end	1,035,070	1,035,070
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	101,775	101,775
Balance at the end	101,775	101,775
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	104,351	98,294
Currency translation	(657)	6,057
Balance at the end	103,694	104,351
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	84,106	79,550
Currency translation	(510)	4,556
Balance at the end	83,596	84,106
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	20,069	18,858
Currency translation	(131)	1,211
Balance at the end	19,938	20,069
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(378,647)	(220,877)
Depreciation	80,026	157,770
Balance at the end	(458,673)	(378,647)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(262,597)	(159,089)
Depreciation	51,753	103,508
Balance at the end	(314,350)	(262,597)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(37,620)	(24,700)
Depreciation	7,270	12,920
Balance at the end	(44,890)	(37,620)
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(34,865)	(14,439)
Depreciation	10,478	20,426
Balance at the end	(45,343)	(34,865)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(36,741)	(19,830)
Depreciation	8,510	16,911
Balance at the end	(45,251)	(36,741)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(6,824)	(2,819)
Depreciation	2,015	4,005
Balance at the end	$ (8,839)	$ (6,824)